CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Noncontrolling Interest	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance at May. 02, 2009	$ 911,823	$ 1,582	$ 88	$ 1,274,454	$ (12,015)	$ 697,042	$ (1,049,328)
Net earnings (loss)	36,644	(32)				36,676
Minimum pension liability, net of tax	(1,197)				(1,197)
Exercise of 92 in 2012, 1024 in 2011 and 313 in 2010 common stock options	4,363		1	4,362
Stock options and restricted stock tax benefits	(3,557)			(3,557)
Stock-based compensation expense	15,723			15,723
Sale of Calendar Club				(4,767)		4,767
Cash dividend paid to stockholders	(57,403)					(57,403)
Treasury stock acquired, 313 shares in 2012, 125 shares in 2011 and 137 shares in 2010	(3,028)						(3,028)
Balance at May. 01, 2010	903,368	1,550	89	1,286,215	(13,212)	681,082	(1,052,356)
Net earnings (loss)	(73,957)	(37)				(73,920)
Minimum pension liability, net of tax	1,582				1,582
Purchase of noncontrolling interest	(300)	(1,513)		1,213
Exercise of 92 in 2012, 1024 in 2011 and 313 in 2010 common stock options	17,233		1	17,232
Stock options and restricted stock tax benefits	(2,375)			(2,375)
Stock-based compensation expense	20,978			20,978
Cash dividend paid to stockholders	(44,783)					(44,783)
Treasury stock acquired, 313 shares in 2012, 125 shares in 2011 and 137 shares in 2010	(1,836)						(1,836)
Balance at Apr. 30, 2011	819,910		90	1,323,263	(11,630)	562,379	(1,054,192)
Net earnings (loss)	(68,867)					(68,867)
Minimum pension liability, net of tax	(5,005)				(5,005)
Exercise of 92 in 2012, 1024 in 2011 and 313 in 2010 common stock options	1,097		1	1,096
Stock options and restricted stock tax benefits	(4,225)			(4,225)
Stock-based compensation expense	20,775			20,775
Accretive dividend on preferred stockholders	(894)					(894)
Accrued/paid dividends for preferred stockholders	(11,044)					(11,044)
Treasury stock acquired, 313 shares in 2012, 125 shares in 2011 and 137 shares in 2010	(4,090)						(4,090)
Balance at Apr. 28, 2012	$ 747,657		$ 91	$ 1,340,909	$ (16,635)	$ 481,574	$ (1,058,282)